Note 4a - Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stock Options And Warrants Tables
Summary of the stock option activity
	Options Outstanding	Weighted Average Exercise Price
Outstanding as of December 31, 2015	374,800	$4.88
Granted	-	-
Forfeited	-	-
Exercised	-	-
Outstanding as of June 30, 2016	374,800	$4.88

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2013	117,110	$15.00
Granted	321,833	5.00
Exercised	-
Expired	(112,903)	22.50
Outstanding, December 31, 2014	326,040	$15.00
Granted	52,000	3.29
Exercised	-
Expired	(3,240)	61.00
Outstanding, December 31, 2015	374,800	$4.88

Exercisable Options:
December 31, 2014	111,485	$15.00
December 31, 2015	270,762	$4.88

Summary of the warrant activity
	Warrants Outstanding	Weighted Average Exercise Price
Outstanding as of December 31, 2015	12,525,721	$1.25
Granted	4,146,162	1.25
Forfeited	(339,932)	1.25
Exercised	(12,610,183)	1.25
Outstanding as of June 30, 2016	3,721,768	$1.25

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2013:	2,364,183	$5.00
Granted	1,325,155	3.25
Forfeited	(1,037,240)	2.50
Exercised	-
Outstanding at December 31, 2014:	2,652,098	$2.50
Granted	9,874,823	1.25
Forfeited	(1,200)	30.00
Exercised	-
Outstanding at December 31, 2015	12,525,721	$1.25

Exercisable warrants:
December 31, 2014	2,652,098	$2.50
December 31, 2015	12,525,721	$1.25